Segments - Summary of Operating Segments (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 MXN ($)
Disclosure of Operating Segments [Line Items]
External revenues	$ 1,016,886,530		$ 1,007,347,869	$ 1,038,207,681
Total revenues	1,016,886,530	$ 50,975	1,007,347,869	1,038,207,681
Depreciation and amortization	164,243,683	8,233	158,915,210	155,712,580
Operating income (loss)	165,354,911		154,840,535	139,557,171
Interest income	5,062,036	254	6,284,672	10,646,169
Interest expense	38,661,740	1,938	37,911,339	31,771,433
Income tax	16,366,152	820	51,033,533	46,477,079
Equity interest in net income (loss) of associated companies	(287,006)		(17,609)	267
Net profit (loss) attributable to equity holders of the parent	46,852,605	$ 2,349	67,730,891	52,566,197
Assets by segment	1,625,048,227		1,531,933,657	1,429,223,392	$ 81,463
Plant, property and equipment, net	722,929,631		639,343,370	640,000,720	36,239	$ 676,343,198
Revalued of assets	107,152,628				5,371
Goodwill	143,052,859		152,899,801	145,566,497	7,171
Trademarks, net	3,777,418		3,488,709	4,667,205
Licenses and rights, net	111,630,716		104,848,545	103,298,395
Investment in associated companies	1,829,760		2,474,193	3,132,707	92
Liabilities by segments	1,309,930,609		1,305,026,792	1,183,350,970	$ 65,666
Operating segments [member] | Mexico [member]
Disclosure of Operating Segments [Line Items]
External revenues	214,578,601		226,164,232	207,610,244
Intersegment revenues	17,663,525		11,676,015	16,946,543
Total revenues	232,242,126		237,840,247	224,556,787
Depreciation and amortization	24,748,756		24,742,622	17,619,342
Operating income (loss)	70,851,525		67,694,409	57,450,599
Interest income	21,322,406		23,713,455	26,578,280
Interest expense	30,936,195		30,972,658	32,526,258
Income tax	4,905,863		30,000,511	28,842,505
Equity interest in net income (loss) of associated companies	(3,820)		(3,732)	(5,962)
Net profit (loss) attributable to equity holders of the parent	3,613,907		42,598,946	23,185,029
Assets by segment	947,396,510		915,233,048	970,564,314
Plant, property and equipment, net	52,117,395		54,589,459	56,056,634
Goodwill	26,949,185		27,396,393	27,104,632
Trademarks, net	126,823		46,476	227,774
Licenses and rights, net	12,017,318		11,087,882	10,573,147
Investment in associated companies	51,645		3,562,323	5,621,661
Liabilities by segments	725,408,198		718,354,229	748,965,728
Operating segments [member] | Telmex [member]
Disclosure of Operating Segments [Line Items]
External revenues	77,920,910		84,173,980	86,339,289
Intersegment revenues	13,668,264		11,863,364	9,741,908
Total revenues	91,589,174		96,037,344	96,081,197
Depreciation and amortization	13,341,479		16,346,927	18,358,248
Operating income (loss)	11,204,433		9,731,852	8,085,764
Interest income	1,479,021		1,839,973	420,380
Interest expense	1,306,867		1,439,785	1,153,913
Income tax	577,178		1,528,229	643,377
Equity interest in net income (loss) of associated companies	23,955		46,789	44,965
Net profit (loss) attributable to equity holders of the parent	(1,085,038)		(1,705,068)	(2,201,572)
Assets by segment	203,081,314		201,283,526	174,461,398
Plant, property and equipment, net	110,751,083		106,869,482	103,737,293
Goodwill	215,381		215,381	215,381
Trademarks, net	181,094		212,324	243,556
Licenses and rights, net	100,623		452,504
Investment in associated companies	613,449		610,807	563,667
Liabilities by segments	193,840,756		175,774,964	136,993,838
Operating segments [member] | Brazil [member]
Disclosure of Operating Segments [Line Items]
External revenues	163,865,421		177,596,077	188,712,666
Intersegment revenues	4,207,466		4,182,248	4,593,760
Total revenues	168,072,887		181,778,325	193,306,426
Depreciation and amortization	41,795,397		39,424,474	42,857,751
Operating income (loss)	25,203,504		28,846,565	23,494,903
Interest income	2,904,430		3,155,681	11,303,888
Interest expense	17,976,227		19,021,965	20,377,191
Income tax	(4,442,598)		4,251,116	4,026,444
Equity interest in net income (loss) of associated companies	(2,972)		(1,538)	(152)
Net profit (loss) attributable to equity holders of the parent	4,963,424		5,618,095	3,530,653
Assets by segment	386,982,711		382,561,753	390,791,480
Plant, property and equipment, net	145,307,497		174,761,167	173,197,708
Revalued of assets	36,076,207
Goodwill	16,048,092		25,379,805	21,388,124
Trademarks, net			37,207	124,910
Licenses and rights, net	26,171,345		29,324,718	25,873,910
Investment in associated companies	64,125		111,073	543
Liabilities by segments	263,989,566		297,877,328	298,308,084
Operating segments [member] | Southern Cone [member]
Disclosure of Operating Segments [Line Items]
External revenues	55,484,744		54,230,682	89,149,978
Intersegment revenues	1,220,100		11,041,705	13,200,358
Total revenues	56,704,844		65,272,387	102,350,336
Depreciation and amortization	13,095,004		13,847,506	13,526,361
Operating income (loss)	1,877,079		4,007,614	16,975,797
Interest income	980,581		896,256	2,251,474
Interest expense	3,334,966		3,849,318	4,338,941
Income tax	992,831		2,022,336	1,390,039
Equity interest in net income (loss) of associated companies	(15,422)		(23,424)	(20,871)
Net profit (loss) attributable to equity holders of the parent	1,456,062		(6,984)	6,065,703
Assets by segment	118,266,380		132,722,497	127,946,573
Plant, property and equipment, net	62,157,797		60,537,650	62,988,635
Revalued of assets	7,494,408
Goodwill	5,436,675		5,241,305	2,796,759
Licenses and rights, net	12,099,873		12,103,980	12,555,496
Investment in associated companies	(20,970)		(7,806)	20,697
Liabilities by segments	61,786,265		103,330,525	94,550,901
Operating segments [member] | Colombia [member]
Disclosure of Operating Segments [Line Items]
External revenues	77,282,658		74,274,684	75,460,428
Intersegment revenues	352,694		361,386	344,517
Total revenues	77,635,352		74,636,070	75,804,945
Depreciation and amortization	14,413,760		13,439,489	13,464,867
Operating income (loss)	15,111,947		15,324,977	14,388,552
Interest income	822,447		1,306,571	1,013,839
Interest expense	2,586,708		2,952,123	2,913,881
Income tax	2,078,789		5,405,452	2,251,877
Net profit (loss) attributable to equity holders of the parent	16,579,303		9,571,046	9,165,801
Assets by segment	132,210,369		115,851,227	111,975,598
Plant, property and equipment, net	48,876,853		50,133,642	51,422,548
Revalued of assets	12,893,284
Goodwill	12,253,743		12,124,685	12,770,380
Licenses and rights, net	12,363,039		5,530,422	3,400,235
Investment in associated companies	395		391	412
Liabilities by segments	63,610,642		55,576,253	56,211,438
Operating segments [member] | Andean [member]
Disclosure of Operating Segments [Line Items]
External revenues	53,846,358		55,440,675	55,633,192
Intersegment revenues	88,305		92,249	154,082
Total revenues	53,934,663		55,532,924	55,787,274
Depreciation and amortization	11,447,356		10,256,129	8,516,960
Operating income (loss)	8,698,645		8,023,002	5,003,915
Interest income	1,049,261		1,283,788	1,666,879
Interest expense	2,223,478		2,422,887	1,719,663
Income tax	3,115,693		1,681,159	2,498,666
Net profit (loss) attributable to equity holders of the parent	4,649,047		(2,604,646)	1,730,933
Assets by segment	101,717,708		94,021,632	96,347,779
Plant, property and equipment, net	36,102,261		39,068,450	35,800,477
Revalued of assets	9,500,708
Goodwill	4,866,363		4,895,331	5,242,365
Licenses and rights, net	6,870,531		8,064,487	9,651,582
Liabilities by segments	53,379,366		55,463,339	50,064,761
Operating segments [member] | Central America [member]
Disclosure of Operating Segments [Line Items]
External revenues	48,073,436		46,602,036	44,883,585
Intersegment revenues	121,580		132,061	149,445
Total revenues	48,195,016		46,734,097	45,033,030
Depreciation and amortization	14,355,899		11,045,817	8,940,655
Operating income (loss)	4,004,501		5,712,068	4,867,763
Interest income	1,130,767		532,046	1,566,086
Interest expense	1,559,917		1,406,720	509,081
Income tax	1,518,953		2,355,380	2,533,600
Equity interest in net income (loss) of associated companies			(28,795)
Net profit (loss) attributable to equity holders of the parent	1,919,558		2,335,963	2,821,733
Assets by segment	88,690,683		77,355,732	81,640,157
Plant, property and equipment, net	37,855,227		38,934,747	37,146,601
Revalued of assets	7,059,247
Goodwill	6,345,659		7,289,748	5,466,871
Licenses and rights, net	5,427,857		4,390,547	3,605,416
Investment in associated companies	25,413		25,603	24,262
Liabilities by segments	34,252,511		37,993,180	28,592,953
Operating segments [member] | U.S.A [member]
Disclosure of Operating Segments [Line Items]
External revenues	177,179,369		155,864,392	153,266,315
Total revenues	177,179,369		155,864,392	153,266,315
Depreciation and amortization	1,561,284		1,396,422	1,545,395
Operating income (loss)	10,579,394		2,968,236	2,665,270
Interest income	77,235		324,932	559,548
Interest expense	255		385	0
Income tax	2,856,881		1,119,478	810,898
Net profit (loss) attributable to equity holders of the parent	7,797,723		2,095,807	2,820,505
Assets by segment	35,083,285		30,775,893	38,814,907
Plant, property and equipment, net	1,761,595		1,405,755	1,356,237
Goodwill	3,362,899		3,220,105	3,328,533
Trademarks, net	269,325		369,950	507,033
Liabilities by segments	33,141,315		31,557,816	35,552,678
Operating segments [member] | Caribbean [member]
Disclosure of Operating Segments [Line Items]
External revenues	37,182,842		34,580,822	36,435,541
Intersegment revenues	1,440,983		1,136,879	204,294
Total revenues	38,623,825		35,717,701	36,639,835
Depreciation and amortization	7,094,331		6,322,648	5,036,831
Operating income (loss)	6,701,086		5,741,368	5,811,846
Interest income	1,105,420		1,478,560	1,458,874
Interest expense	1,658,619		1,435,862	561,867
Income tax	2,524,214		719,774	2,774,204
Net profit (loss) attributable to equity holders of the parent	3,294,111		4,312,630	3,644,697
Assets by segment	109,914,293		100,694,650	102,531,547
Plant, property and equipment, net	39,128,447		38,223,641	38,011,242
Revalued of assets	2,572,504
Goodwill	14,186,723		14,186,723	14,186,723
Trademarks, net	219,087		227,156	249,984
Licenses and rights, net	8,616,880		7,942,670	10,294,336
Liabilities by segments	60,839,340		54,276,868	58,716,154
Operating segments [member] | Europe [member]
Disclosure of Operating Segments [Line Items]
External revenues	111,472,191		98,420,289	100,716,443
Total revenues	111,472,191		98,420,289	100,716,443
Depreciation and amortization	25,593,204		24,975,146	26,838,972
Operating income (loss)	13,159,865		8,687,862	4,731,562
Interest income	90,746		115,359	122,133
Interest expense	2,546,255		2,220,168	1,973,431
Income tax	2,234,065		1,946,255	707,093
Equity interest in net income (loss) of associated companies	(288,747)		(6,909)	(17,713)
Net profit (loss) attributable to equity holders of the parent	7,777,426		5,051,145	3,809,694
Assets by segment	239,583,759		191,744,924	186,135,358
Plant, property and equipment, net	82,595,077		75,707,738	80,421,642
Revalued of assets	31,556,270
Goodwill	53,388,139		52,950,325	53,066,729
Trademarks, net	2,981,089		2,595,596	3,313,948
Licenses and rights, net	27,963,250		25,951,335	27,344,273
Investment in associated companies				748,674
Liabilities by segments	138,747,621		124,319,541	117,214,746
Eliminations [member]
Disclosure of Operating Segments [Line Items]
Intersegment revenues	(38,762,917)		(40,485,907)	(45,334,907)
Total revenues	(38,762,917)		(40,485,907)	(45,334,907)
Depreciation and amortization	(3,202,787)		(2,881,970)	(992,802)
Operating income (loss)	(2,037,068)		(1,897,418)	(3,918,800)
Interest income	(25,900,278)		(28,361,949)	(36,295,212)
Interest expense	(25,467,747)		(27,810,532)	(34,302,793)
Income tax	4,283		3,843	(1,624)
Net profit (loss) attributable to equity holders of the parent	(4,112,918)		463,957	(2,006,979)
Assets by segment	(737,878,785)		(710,311,225)	(851,985,719)
Plant, property and equipment, net	(876,229)		(888,361)	(138,297)
Investment in associated companies	1,095,703		(1,828,198)	(3,847,209)
Liabilities by segments	$ (319,064,971)		$ (349,497,251)	$ (441,820,311)